NET LOANS RECEIVABLE (Schedule of Loan Portfolio by Aging Categories) (Details) - USD ($) $ in Thousands		Jun. 30, 2021	Jun. 30, 2020
Financing Receivable, Past Due [Line Items]
Current		$ 80,971	$ 91,234
90 Days + Past Due Non-accrual
Total Past Due
Total Loans		80,971	91,234
Deferred loan fees		278	416
Allowance for loan losses		(565)	(618)
Net Loans Receivable		80,684	91,032
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans One To Four Family Dwellings [Member]
Financing Receivable, Past Due [Line Items]
Current		67,410	78,077
90 Days + Past Due Non-accrual
Total Past Due
Total Loans		67,410	78,077
First Mortgage Loans One To Four Family Dwellings [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans One To Four Family Dwellings [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans One To Four Family Dwellings [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans Construction [Member]
Financing Receivable, Past Due [Line Items]
Current		2,612	1,868
90 Days + Past Due Non-accrual
Total Past Due
Total Loans		2,612	1,868
First Mortgage Loans Construction [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans Construction [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans Construction [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans Land Acquisition And Development [Member]
Financing Receivable, Past Due [Line Items]
Current		666	446
90 Days + Past Due Non-accrual
Total Past Due
Total Loans		666	446
First Mortgage Loans Land Acquisition And Development [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans Land Acquisition And Development [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans Land Acquisition And Development [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans Multifamily Dwellings [Member]
Financing Receivable, Past Due [Line Items]
Current		3,469	3,755
90 Days + Past Due Non-accrual
Total Past Due
Total Loans		3,469	3,755
First Mortgage Loans Multifamily Dwellings [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans Multifamily Dwellings [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans Multifamily Dwellings [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans Commercial [Member]
Financing Receivable, Past Due [Line Items]
Current		3,939	4,132
90 Days + Past Due Non-accrual
Total Past Due
Total Loans		3,939	4,132
First Mortgage Loans Commercial [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans Commercial [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
First Mortgage Loans Commercial [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Consumer Loans Home Equity [Member]
Financing Receivable, Past Due [Line Items]
Current		1,340	1,137
90 Days + Past Due Non-accrual
Total Past Due
Total Loans		1,340	1,137
Consumer Loans Home Equity [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Consumer Loans Home Equity [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Consumer Loans Home Equity [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Consumer Loans Home Equity Lines Of Credit [Member]
Financing Receivable, Past Due [Line Items]
Current		1,508	1,729
90 Days + Past Due Non-accrual
Total Past Due
Total Loans		1,508	1,729
Consumer Loans Home Equity Lines Of Credit [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Consumer Loans Home Equity Lines Of Credit [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Consumer Loans Home Equity Lines Of Credit [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Consumer Loans Other [Member]
Financing Receivable, Past Due [Line Items]
Current		27	79
90 Days + Past Due Non-accrual
Total Past Due
Total Loans		27	79
Consumer Loans Other [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Consumer Loans Other [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Consumer Loans Other [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Commercial Loans [Member]
Financing Receivable, Past Due [Line Items]
Current	[1]		11
90 Days + Past Due Non-accrual	[1]
Total Past Due	[1]
Total Loans	[1]		11
Commercial Loans [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Commercial Loans [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due
Commercial Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Past Due [Line Items]
Total Past Due

[1]	Not secured by real estate.